UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21162

Name of Fund: BlackRock Fundamental Growth Principal Protected Fund of BlackRock Principal Protected Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Fundamental Growth
Principal Protected Fund of BlackRock Principal Protected Trust, 800 Scudders Mill Road, Plainsboro, NJ,
08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2008 – 11/30/2008

Item 1 – Schedule of Investments

BlackRock Fundamental Growth Principal Protected Fund of BlackRock Principal Protected Trust

Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
Aerospace & Defense - 0.2%	Honeywell International, Inc.	2,200	$ 61,292
	Northrop Grumman Corp.	1,100	45,045
			106,337
Air Freight & Logistics - 0.1%	Expeditors International Washington, Inc.	1,700	56,831
Beverages - 0.4%	The Coca-Cola Co.	3,200	149,984
	PepsiCo, Inc.	1,000	56,700
			206,684
Biotechnology - 0.5%	Celgene Corp. (a)	1,700	88,570
	Genzyme Corp. (a)	1,100	70,422
	Gilead Sciences, Inc. (a)	1,900	85,101
			244,093
Capital Markets - 0.0%	Janus Capital Group, Inc.	2,200	17,930
Chemicals - 0.1%	Ecolab, Inc.	1,000	38,390
Commercial Banks - 0.1%	Wells Fargo & Co.	1,500	43,335
Commercial Services & Supplies - 0.1%	Waste Management, Inc.	1,500	43,800
Communications Equipment - 0.7%	Cisco Systems, Inc. (a)	10,100	167,054
	QUALCOMM, Inc.	5,600	187,992
			355,046
Computers & Peripherals - 0.3%	Apple, Inc. (a)	1,100	101,937
	Hewlett-Packard Co.	1,700	59,976
			161,913
Construction & Engineering - 0.0%	Fluor Corp.	500	22,770
Diversified Consumer Services - 0.2%	Apollo Group, Inc. Class A (a)	1,600	122,944
Diversified Financial Services - 0.1%	CME Group, Inc.	100	21,195
	JPMorgan Chase & Co.	1,300	41,158
			62,353
Diversified Telecommunication Services -	AT&T Inc.	1,000	28,560
0.1%
Electric Utilities - 0.1%	Exelon Corp.	1,200	67,452
Energy Equipment & Services - 0.3%	Cameron International Corp. (a)	200	4,220
	Schlumberger Ltd.	2,100	106,554
	Transocean, Inc. (a)	356	23,810
			134,584
Food & Staples Retailing - 0.7%	CVS Caremark Corp.	1,700	49,181
	The Kroger Co.	1,200	33,192
	Safeway, Inc.	1,500	32,700
	Wal-Mart Stores, Inc.	4,100	229,108
			344,181
Health Care Equipment & Supplies - 0.3%	C.R. Bard, Inc.	400	32,812
	Dentsply International, Inc.	1,200	31,296
	Medtronic, Inc.	2,100	64,092
			128,200
Health Care Providers & Services - 0.4%	Henry Schein, Inc. (a)	1,600	57,168
	Medco Health Solutions, Inc. (a)	2,100	88,200
	UnitedHealth Group, Inc.	1,600	33,616
			178,984

BlackRock Fundamental Growth Principal Protected Fund of BlackRock Principal Protected Trust

Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
Hotels, Restaurants & Leisure - 0.2%	Burger King Holdings, Inc.	2,200	$ 47,322
	McDonald's Corp.	1,100	64,625
			111,947
Household Products - 0.2%	Clorox Co.	600	35,496
	The Procter & Gamble Co.	800	51,480
			86,976
Insurance - 0.1%	The Travelers Cos., Inc.	1,100	48,015
Internet & Catalog Retail - 0.0%	Amazon.com, Inc. (a)	500	21,350
Internet Software & Services - 0.3%	Google, Inc. Class A (a)	450	131,832
Life Sciences Tools & Services - 0.1%	Thermo Fisher Scientific, Inc. (a)	2,100	74,928
Machinery - 0.3%	Cummins, Inc.	1,700	43,486
	Danaher Corp.	2,300	127,972
			171,458
Metals & Mining - 0.1%	Agnico-Eagle Mines Ltd.	1,500	56,490
	Freeport-McMoRan Copper & Gold, Inc. Class B	1,100	26,389
			82,879
Multiline Retail - 0.2%	Kohl's Corp. (a)	2,500	81,650
Oil, Gas & Consumable Fuels - 0.5%	EOG Resources, Inc.	1,500	127,530
	Exxon Mobil Corp.	1,000	80,150
	Massey Energy Co.	1,800	28,116
			235,796
Pharmaceuticals - 0.5%	Abbott Laboratories	2,400	125,736
	Bristol-Myers Squibb Co.	2,500	51,750
	Johnson & Johnson	1,700	99,586
			277,072
Semiconductors & Semiconductor	Broadcom Corp. Class A (a)	2,200	33,682
Equipment - 0.2%	Lam Research Corp. (a)	1,100	22,220
	PMC-Sierra, Inc. (a)	12,100	48,521
			104,423
Software - 0.8%	Activision Blizzard, Inc. (a)	7,000	81,900
	Adobe Systems, Inc. (a)	3,600	83,376
	Check Point Software Technologies Ltd. (a)	2,500	51,526
	Microsoft Corp.	6,400	129,408
	Oracle Corp. (a)	1,500	24,135
	Salesforce.com, Inc. (a)	1,000	28,620
			398,965
Specialty Retail - 0.1%	Ross Stores, Inc.	1,800	47,700
Tobacco - 0.2%	Philip Morris International, Inc.	2,900	122,264
Wireless Telecommunication Services -	American Tower Corp. Class A (a)	3,400	92,616
0.2%
	Total Common Stocks - 8.7%		4,454,258
		Par
	U.S. Government Obligations	(000)
	U.S. Treasury STRIPS, 1.40%, 11/15/09 (b)(c)	$ 3,040	2,998,844
	U.S. Treasury STRIPS, 2.88%, 11/15/09 (b)(c)	43,997	43,742,521
	Total U.S. Government Obligations - 91.8%		46,741,365
	Total Long-Term Investments
	(Cost - $50,245,347) - 100.5%		51,195,623

BlackRock Fundamental Growth Principal Protected Fund of BlackRock Principal Protected Trust

Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Beneficial
	Interest
Short-Term Securities	(000)	Value
BlackRock Liquidity Series, LLC Cash Sweep Series,
1.64% (d)(e)	$ 771	$ 771,209
Total Short-Term Securities (Cost - $771,209) - 1.5%		771,209
Total Investments (Cost - $51,016,556*) - 102.0%		51,966,832
Liabilities in Excess of Other Assets - (2.0)%		(1,032,689)
Net Assets - 100.0%		$ 50,934,143

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 51,710,081
Gross unrealized appreciation	$ 745,940
Gross unrealized depreciation	(489,189)
Net unrealized appreciation	$ 256,751

(a) Non-income producing security.
(b) Separately Traded Registered Interest and Principal of Securities (STRIPS).

(c) Represents a zero-coupon bond. Rate shown is the effective yield at the time of purchase.

(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, were as follows:

Net
Affiliate	Activity	Income
BlackRock Liquidity Series, LLC
Cash Sweep Series	$ 771,209	$ 473
(e) Represents the current yield as of report date.

• For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-
classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by
Fund management. This definition may not apply for the purposes of this report, which may combine industry sub-
classifications for reporting ease.

BlackRock Fundamental Growth Principal Protected Fund of BlackRock Principal Protected Trust

Schedule of Investments November 30, 2008 (Unaudited)
? Effective September 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements.
Various inputs are used in determining the fair value of investments, which are as follows:

? Level 1 - price quotations in active markets/exchanges for identical securities
? Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
(such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

? Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities
Level 1	$ 4,454,258
Level 2	47,512,574
Level 3	-
Total	$ 51,966,832

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Fundamental Growth Principal Protected Fund of BlackRock Principal Protected Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Fundamental Growth Principal Protected Fund of BlackRock Principal Protected Trust

Date: January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Fundamental Growth Principal Protected Fund of BlackRock Principal Protected Trust

Date: January 20, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Fundamental Growth Principal Protected Fund of BlackRock Principal Protected Trust

Date: January 20, 2009